Acquisitions (Details Narrative) (10K) - USD ($)				3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 05, 2018	Oct. 05, 2018	Oct. 01, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash acquired	$ 300,000
Cash consideration	300,000
Convertible promissory note	700,000	$ 700,000
Audit fees	20,000			$ 415,000	$ 293,000			$ 1,855,525	$ 674,374
Fair value of stock at closing	2,682,918
Gross profit				4,597,000	$ 3,166,000			$ 13,062,437	11,369,635
Escrow deposit, description								Based on the three indemnification clauses, above, the Sellers shall deposit 20%, or 4,490,59 shares, of the Share Consideration in escrow with the Buyer's counsel (the "Covered Loss Shares") for the purposes of Covered Losses or the Net Deficiency. In the event that the Company makes a valid claim pursuant to the Covered Losses or the Net Deficiency, the dollar value of such claim shall be satisfied by cancelation of an amount of the Escrowed Shares with an equal value to the Losses or Net Deficiency. For purposes of any adjustment, the Shares shall be valued at the Per Share Value. The Covered Loss Shares shall be the maximum indemnification reimbursement. In addition, the Buyers shall deposit an additional 20%, or 4,490,591, of the Share Consideration, which shall not be released until the HTS Audited Financial Statements and the HTS Reviewed Financial Statements are delivered to the Company ("Audit Shares") (collectively "Indemnification Shares").
Amortization expense								$ 314,372	419,162
Amortization of intangible assets				$ 542,309			$ 184,000	$ 1,784,390	$ 1,701,714
Common stock, shares issued				71,426,401				71,931,693	36,828,371
Common stock, shares outstanding				71,426,401				71,931,693	36,828,371
Share Consideration [Member]
Number of common stock issued, value	7,000,000
HTS [Member]
Number of shares issued for acquisition, shares								22,452,954
Number of common stock issued, value								$ 5,298,897
Gross profit						$ 1,700,000			$ 1,067,000
Gross contribution adjustment, description								The Gross Contribution Adjustment provided that in the event that HTS' Gross Contribution is less than 85% of the figure set out above, any deficiency in excess of 15% (the "Net Deficiency") shall result in the forfeiture of a portion of the Share Consideration, with a value equal to the Net Deficiency.
Share consideration, shares	$ 2,615,979	$ 2,615,979	$ 2,682,918
Share consideration, value		11,084,657	11,368,297
Covered loss on shares		4,490,591
HTS Purchase Agreement [Member]
Percentage for purcahse of capital stock	100.00%	100.00%		100.00%
Number of shares issued for acquisition, shares	22,452,954
Number of common stock issued, value	$ 5,298,897
Cash acquired	300,000
HTS Purchase Agreement [Member] | May 29, 2019 [Member] | Minimum [Member]
Number of shares issued for acquisition, shares								11,368,297
Number of common stock issued, value								$ 2,682,918
Common stock, shares issued								77,008,411
Common stock, shares outstanding								77,008,411
HTS Purchase Agreement [Member] | May 29, 2019 [Member] | Maximum [Member]
Number of shares issued for acquisition, shares								22,452,954
Number of common stock issued, value								$ 5,298,897
Common stock, shares issued								88,093,068
Common stock, shares outstanding								88,093,068
HTS Purchase Agreement [Member] | Campbeltown Consulting, Ltd [Member] | May 29, 2019 [Member]
Number of shares return for cancelation								5,542,328
HTS Purchase Agreement [Member] | Walefar Investments, Ltd [Member] | May 29, 2019 [Member]
Number of shares return for cancelation								5,542,329
HTS Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt instrument principal amount	$ 700,000	$ 700,000
Debt interest rate	6.00%	6.00%
Debt instrument conversion price	$ 0.236	$ 0.236